Income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended				48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2026
Income tax
Percentage of tax deduction to tax assessable profits as percentage of qualified R&D expenses	200.00%	100.00%	75.00%	50.00%
Deductible tax losses carry forwards	¥ 2,566,249
HONG KONG
Income tax
Statutory income tax rate	16.50%
CHINA
Income tax
Statutory income tax rate	25.00%
Preferential income tax rate	15.00%
CHINA | Kuntong
Income tax
Preferential income tax rate					15.00%